Shareholder Report, Holdings (Details) - SMI 3Fourteen REAL Asset Allocation ETF	Dec. 31, 2025
BNY Mellon US Large Cap Core Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Vanguard International Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Sprott Physical Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.67%
US Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
Dividend Payers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
US Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Emerging Ex. China [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Emerging Mkt Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Long Term Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
T-Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Bitcoin [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
Miners [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%